Rights to use airport facilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Rights To Use Airport Facilities [Abstract]
Summary of Value of Rights to Use Airport Facilities

The value of the rights to use airport facilities as of December 31, 2023, 2024 and 2025 was as follows (only Mexican airports):

	December 31, 2023		December 31, 2024		December 31, 2025
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,470,907)		(1,519,909)		(1,553,518)
	Ps.	646,801	Ps.	597,799	Ps.	564,190